Change in Net Unrealized Gains (Losses) on Available-for-Sale Securities Reported in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments [Abstract]
Net unrealized investment gains (losses), beginning of period	$ 2,638	[1]	$ 1,485	[1]	$ 1,485	[1]	$ (80)		$ (1,405)
Cumulative effect of changes in accounting					0		0		260
Unrealized gains (losses) on investment securities	(427)		(212)		2,318		3,137		2,141
Adjustment to deferred acquisition costs	16		(47)		(159)		(101)		(233)
Adjustment to present value of future profits	1		11		(6)		(86)		(134)
Adjustment to sales inducements	(3)		(10)		(33)		(3)		(35)
Adjustment to benefit reserves	91		1		(424)		(560)		(273)
Provision for income taxes	106		93		(590)		(836)		(523)
Change in unrealized gains (losses) on investment securities	(216)	[1]	(164)	[1]	1,106		1,551		943
Reclassification adjustments to net investment (gains) losses	25	[1]	0	[1]	50		53		133
Change in net unrealized investment gains (losses)	(191)	[1]	(164)	[1]	1,156		1,604		1,336
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	4	[1]	(6)	[1]	3		39		11
Net unrealized investment gains (losses), end of period	$ 2,443	[1]	$ 1,327	[1]	$ 2,638	[1]	$ 1,485	[1]	$ (80)

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.